Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,127	$ 0
Research and development credits	1,325	541
Accrueds	525	227
Other	1,180	3
Deferred revenue	0	2,732
Intangibles	151	108
Total deferred tax assets	6,308	3,611
Valuation allowance	(5,923)	(3,322)
Net deferred tax assets	385	289
Deferred tax liability
Depreciation	(385)	(289)
Net deferred tax assets (liability)	$ 0	$ 0